UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

            New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.3%
Corporate — 2.3%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$820	$878,778
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,250	2,759,017
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,500	6,922,630

		10,560,425
County/City/Special District/School District — 25.2%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	1,380	1,552,624
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	561,633
Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,330,000
Series E, 5.50%, 8/01/25	5,500	6,809,385
Series E, 5.00%, 8/01/30	2,000	2,315,040
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,642,222
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,735,494
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	945	1,103,902
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (a):
0.00%, 11/15/46	3,000	916,440
(AGM), 0.00%, 11/15/55	2,485	530,871
(AGM), 0.00%, 11/15/56	3,765	772,653
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,766,100
5.00%, 11/15/45	12,215	14,056,900

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	$1,380	$607,780
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	866,976
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,508,365
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,164,698
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,232,648
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,556,810
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,400	1,665,986
Series B, 5.00%, 10/01/30	1,150	1,370,547
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,685	2,694,371
(AGC), 5.00%, 2/15/47	7,370	7,395,721
(AGC), 5.00%, 2/15/47	305	306,064
(AGM), 5.00%, 2/15/47	7,530	7,556,280
(NPFGC), 4.50%, 2/15/47	9,905	9,935,408
(NPFGC), 5.00%, 2/15/47	1,500	1,505,235
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/45	3,200	3,729,440
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,938,559
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,447,680
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,015,618
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	953,242
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,430	3,840,948

		116,385,640
Education — 26.1%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	284,633
5.00%, 12/01/32	100	113,775

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$4,975	$5,223,800
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 6/01/43	450	514,382
New York Law School Project, 5.00%, 7/01/41	930	1,018,192
New York Law School Project, 4.00%, 7/01/45	370	374,015
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	117,339
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	2,070,165
American Museum of Natural History, 5.00%, 7/01/41	750	850,177
Carnegie Hall, 4.75%, 12/01/39	3,150	3,379,572
Carnegie Hall, 5.00%, 12/01/39	1,850	2,000,812
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,253,816
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,070,954
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,135,590
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,720,092

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	$1,000	$1,113,650
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	985	1,159,049
4.00%, 7/01/46	1,865	1,961,439
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	685	799,792
5.00%, 7/01/43	2,480	2,883,868
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 7/01/38	1,240	1,416,167
Series A, 4.00%, 7/01/39	350	377,034
Series B, 3.63%, 7/01/36	1,140	1,185,304
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,288,679
5.00%, 12/01/36	1,100	1,244,749
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	762,812
5.00%, 7/01/42	445	472,844
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	345,867
5.38%, 9/01/41	125	141,503
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	558,560
5.25%, 7/01/36	700	774,186
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	553,170

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	$750	$843,532
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,000	1,359,520
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,010,260
Fordham University, Series A, 5.00%, 7/01/28	175	199,841
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,578,211
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,122,800
New School (AGM), 5.50%, 7/01/20 (b)	3,265	3,697,188
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	1,000	1,085,910
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,781,665
New York University, Series B, 5.00%, 7/01/19 (b)	400	433,596
New York University, Series B, 5.00%, 7/01/42	3,000	3,398,760
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,089,740
Siena College, 5.13%, 7/01/19 (b)	1,345	1,460,549
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	829,755
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,650,915
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,674,660
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,163,730
Barnard College, Series A, 5.00%, 7/01/34	900	1,038,105
Barnard College, Series A, 4.00%, 7/01/37	510	537,361
Barnard College, Series A, 5.00%, 7/01/43	1,500	1,710,420

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Cornell University, Series A, 5.00%, 7/01/40	$1,000	$1,107,300
Fordham University, 5.00%, 7/01/44	1,900	2,158,989
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,030	1,171,326
New York University, Series A, 5.00%, 7/01/31	3,000	3,480,120
New York University, Series A, 5.00%, 7/01/37	4,180	4,789,695
Pratt Institute, 5.00%, 7/01/46	800	912,712
Rochester Institute of Technology, 4.00%, 7/01/31	1,300	1,403,480
Rochester Institute of Technology, 5.00%, 7/01/42	750	841,252
St. John’s University, Series A, 5.00%, 7/01/37	2,005	2,292,437
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,541,097
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,467,174
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,688,051
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,435	1,687,187
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	440	515,236
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	587,765
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	860	1,006,166

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 7/01/47	$1,030	$1,190,268

		120,672,760
Health — 12.8%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,940,364
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	552,735
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	745	678,844
4.00%, 7/01/41	900	923,445
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	511,520
5.00%, 12/01/46	800	900,408
Series A, 5.00%, 12/01/37	1,180	1,296,324
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,759,655
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	510,554
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,466,014
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	7,500	8,770,800
Health System, Series B (AGM), 5.00%, 8/15/18 (b)	3,480	3,653,582
Health System, Series B (AGM), 5.00%, 2/15/33	1,020	1,066,920
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,250	2,413,553
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/17 (b)	5,500	5,543,835

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	$2,680	$3,055,012
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,800	2,065,464
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,825	1,983,903
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,058,600
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	725,141
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	2,000	2,226,520
5.00%, 5/01/32	2,645	3,086,213
5.25%, 5/01/34	7,375	8,264,646

		59,454,052
Housing — 4.3%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,505	7,500,655
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,375	1,552,114
Series A-1-A, AMT, 5.00%, 11/01/30	750	758,843
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,360,218
Series H-2-A, AMT, 5.20%, 11/01/35	835	845,045
Series H-2-A, AMT, 5.35%, 5/01/41	600	611,958
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	2,540	2,469,413

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$1,075	$1,127,256
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,005,500
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	881,715
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,000	1,000,650

		20,113,367
State — 12.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,537,422
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,197,160
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,213,330
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,338,887
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,783,000
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,227,052
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,104,033
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,437,302
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,954,468
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,700,648
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,206,520
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,375,214

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19 (b)	$2,500	$2,746,925
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,667,920
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	2,070	2,282,216
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,425,190
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,176,472
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	271,815
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	2,500	2,535,025
Series B, 5.00%, 3/15/37	1,500	1,765,605
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	555,642
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	5,000	5,274,800
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,000	1,013,870
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,349,080

		59,139,596
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	400	432,244
Series B, 5.00%, 6/01/45	1,500	1,600,980
Series C, 5.00%, 6/01/51	765	813,600
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 6/01/39	1,875	1,908,525

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	$1,495	$1,680,769
5.25%, 5/15/40	1,500	1,669,605
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	2,510	2,537,886

		10,643,609
Transportation — 33.5%
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,121,635
Series A, 5.00%, 11/15/27	1,000	1,153,330
Series A, 5.00%, 11/15/30	3,000	3,461,490
Series A-1, 5.25%, 11/15/33	1,620	1,891,415
Series A-1, 5.25%, 11/15/34	1,620	1,886,150
Series B, 5.25%, 11/15/44	1,000	1,159,330
Series C, 6.50%, 11/15/28	1,155	1,249,260
Series D, 5.25%, 11/15/41	2,000	2,275,880
Series E, 5.00%, 11/15/38	8,750	9,896,075
Series E, 5.00%, 11/15/43	1,000	1,125,940
Sub-Series B, 5.00%, 11/15/25	1,000	1,198,670
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series B-2, 3.13%, 11/15/33	870	877,665
Green Bond, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	2,500	2,729,950
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,115,260
Series D, 5.00%, 11/15/30	885	1,031,282
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	5,410	5,966,743
5.00%, 11/15/51	470	511,167
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,092,405

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	$5,600	$6,104,448
5.25%, 1/01/50	5,300	5,832,226
(AGM), 4.00%, 7/01/41	1,250	1,280,988
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,015	1,052,382
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,751,825
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,582,830
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	2,055	2,074,769
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,964,067
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,124,220
179th Series, 5.00%, 12/01/38	1,390	1,603,601
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,251,733
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	292,940
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	827,738
Consolidated, 189th Series, 5.00%, 5/01/45	1,305	1,496,587
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	1,400	1,615,320
Consolidated, 200th Series, 5.00%, 4/15/57	1,000	1,147,520
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	3,880	4,485,008
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	4,245	4,803,982
Series I, 5.00%, 1/01/42	4,270	4,814,297
Series J, 5.00%, 1/01/41	5,000	5,621,850
Series K, 5.00%, 1/01/29	1,750	2,074,380

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, Refunding RB, General (continued):
Series K, 5.00%, 1/01/31	$1,000	$1,168,690
Series K, 5.00%, 1/01/32	1,000	1,163,450
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,097,046
5.00%, 11/15/45	820	951,626
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	7,670	4,688,594
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,136,580
General, Series A, 5.00%, 11/15/41	5,000	5,865,900
General, Series A, 5.25%, 11/15/45	1,280	1,507,238
General, Series A, 5.00%, 11/15/50	3,000	3,442,380
General, Series C, 5.00%, 11/15/18 (b)	855	905,992
General, Series C, 5.00%, 11/15/38	530	559,378
Sub-Series A, 5.00%, 11/15/28	2,500	2,929,450
Sub-Series A, 5.00%, 11/15/29	875	1,019,016

		154,981,698
Utilities — 15.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	2,455	2,946,319
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,666,260
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,110,840
Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,308,857
Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,621,700
Series DD, 5.00%, 6/15/32	3,750	3,906,188

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/47	$3,785	$4,422,545
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	2,375	2,640,216
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	475	546,250
Electric System, Series B, 5.00%, 9/01/46	2,195	2,516,655
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,000	1,078,880
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,643,625
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	3,170	3,722,721
State of New York Environmental Facilities Corp., Refunding RB:
Series A, 5.00%, 6/15/40	1,545	1,822,235
Series A, 5.00%, 6/15/45	7,935	9,227,136
SRF, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,627,776
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,924,843
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,415	1,453,403
Series E, 5.00%, 12/15/41	15,490	17,934,012
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,065	1,206,315

		69,326,776
Total Municipal Bonds in New York		621,277,923

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,288,482

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$3,300	$3,464,175
Total Municipal Bonds - 135.3%		626,030,580

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 31.7%
County/City/Special District/School District — 6.2%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	2,000	2,436,420
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)	636	687,942
Sub-Series C-3 (AGC), 5.75%, 8/15/28	9,364	10,128,758
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,867,500
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	2,944,475
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	5,999	6,835,542
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,969,632

		28,870,269
Education — 6.4%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,305,661

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University:
5.00%, 7/01/35	$4,448	$5,001,335
5.25%, 7/01/19 (b)	5,000	5,447,850
State of New York Dormitory Authority, RB, Series A:
5.00%, 7/01/18 (b)	5,498	5,745,135
5.00%, 3/15/44	4,858	5,556,640
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,428,575

		29,485,196
State — 7.1%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,856,349
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,845,668
4.00%, 10/15/32	6,000	6,615,120
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,417,150
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,763,800
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,719,248
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,471	1,705,156

		32,922,491
Transportation — 7.2%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,105,995
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,965,327

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	$8,500	$8,691,165
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	11,688,700

		33,451,187
Utilities — 4.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18	921	968,346
5.75%, 6/15/40 (b)	3,082	3,238,580
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,077,268
Series FF-2, 5.50%, 6/15/40	2,400	2,609,376
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	601	644,859
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	3,003	3,561,763
Series B, 4.00%, 12/15/35	2,600	2,843,256

		21,943,448
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.7%		146,672,591
Total Long-Term Investments (Cost — $725,369,375) — 167.0%		772,703,171

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (e)(f)	250,081	$250,131
Total Short-Term Securities (Cost — $250,106) — 0.1%		250,131
Total Investments (Cost — $725,619,481*) — 167.1%		772,953,302
Other Assets Less Liabilities — 1.6%		7,310,251
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.1)%		(74,423,189)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (52.6)%		(243,227,949)

Net Assets Applicable to Common Shares — 100.0%		$462,612,415

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$648,887,179

Gross unrealized appreciation	$49,808,937
Gross unrealized depreciation	—

Net unrealized appreciation	$49,808,937

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $8,472,762.

(e)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,404,267	(5,154,186)	250,081	$250,131	$11,274	$5,667	$25
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(91)	5-Year U.S. Treasury Note	September 2017	$10,766,438	$(15,898)
(200)	10-Year U.S. Treasury Note	September 2017	$25,259,375	(76,014)
(138)	Long U.S. Treasury Bond	September 2017	$21,226,125	(172,693)
(40)	Ultra U.S. Treasury Bond	September 2017	$6,605,000	(79,330)
Total				$(343,935)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$772,703,171	—	$772,703,171
Short-Term Investments	$250,131	—	—	250,131

Total	$250,131	$772,703,171	—	$772,953,302

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017	11

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(343,935)	—	—	$(343,935)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(74,257,186)	—	$(74,257,186)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

Total	—	$(317,857,186)	—	$(317,857,186)

During the period ended May 31, 2017, there were no transfers between levels.

12	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 24, 2017